Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,734
Property, plant and equipment at end of period	1,596		£ 1,734
Accelerated depreciation expense	4		9
Construction in progress	72		55
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	783
Property, plant and equipment at end of period	636		783
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	307
Property, plant and equipment at end of period	213		307
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2
Property, plant and equipment at end of period	2		2
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	542
Property, plant and equipment at end of period	616		542
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	100
Property, plant and equipment at end of period	129		100
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,021	£ 4,095	4,095
Additions	288	299
Disposals	(715)	(373)
Property, plant and equipment at end of period	3,594		4,021
Cost | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,272	1,270	1,270
Additions	23	61
Disposals	(306)	(59)
Property, plant and equipment at end of period	989		1,272
Cost | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,375	1,436	1,436
Additions	12	43
Disposals	(267)	(104)
Property, plant and equipment at end of period	1,120		1,375
Cost | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	436	439	439
Additions	0	2
Disposals	0	(5)
Property, plant and equipment at end of period	436		436
Cost | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	720	738	738
Additions	194	185
Disposals	(122)	(203)
Property, plant and equipment at end of period	792		720
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	218	212	212
Additions	59	8
Disposals	(20)	(2)
Property, plant and equipment at end of period	257		218
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,287)	(2,128)	(2,128)
Additions	(121)	(316)
Disposals	515	181
Impairment during the period	105	24
Property, plant and equipment at end of period	(1,998)		(2,287)
Accumulated depreciation | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(489)	(454)	(454)
Additions	(17)	(55)
Disposals	210	44
Impairment during the period	57	24
Property, plant and equipment at end of period	(353)		(489)
Accumulated depreciation | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,068)	(1,016)	(1,016)
Additions	(46)	(111)
Disposals	236	59
Impairment during the period	29	0
Property, plant and equipment at end of period	(907)		(1,068)
Accumulated depreciation | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(434)	(434)
Additions	0	0
Disposals	0	0
Impairment during the period	0	0
Property, plant and equipment at end of period	(434)		(434)
Accumulated depreciation | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(178)	(164)	(164)
Additions	(48)	(92)
Disposals	50	78
Impairment during the period	0	0
Property, plant and equipment at end of period	(176)		(178)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(118)	(60)	(60)
Additions	(10)	(58)
Disposals	19	0
Impairment during the period	19	£ 0
Property, plant and equipment at end of period	£ (128)		£ (118)